Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of earnings per share

	2019
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		$m	$m	interests	interests	per share		per share
	Note	B1.1	B4	$m	$m	cents		cents
Profit for the year		—	—	—	783	30.3	¢	30.3	¢
Loss for the year from discontinued operations	D2	—	—	—	1,161	44.8	¢	44.8	¢
Profit for the year from continuing operations		1,922	31	(9)	1,944	75.1	¢	75.1	¢
Short-term fluctuations in investment returns on shareholder-backed business		3,203	(772)	—	2,431	94.0	¢	94.0	¢
Amortisation of acquisition accounting adjustments		43	(8)	—	35	1.3	¢	1.3	¢
Loss on disposal of businesses and corporate transactions	D1.1	142	(24)	—	118	4.6	¢	4.6	¢
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		5,310	(773)	(9)	4,528	175.0	¢	175.0	¢

	2018
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		$m	$m	interests	interests	per share		per share
	Note	B1.1	B4	$m	$m	cents		cents
Profit for the year		—	—	—	4,019	156.0	¢	156.0	¢
Loss for the year from discontinued operations	D2	—	—	—	(1,142)	(44.3)	¢	(44.3)	¢
Profit for the year from continuing operations		3,450	(569)	(4)	2,877	111.7	¢	111.7	¢
Short-term fluctuations in investment returns on shareholder-backed business		791	(70)	—	721	28.0	¢	28.0	¢
Amortisation of acquisition accounting adjustments		61	(11)	—	50	1.9	¢	1.9	¢
Loss on disposal of businesses and corporate transactions	D1.1	107	(16)	—	91	3.6	¢	3.5	¢
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		4,409	(666)	(4)	3,739	145.2	¢	145.1	¢

	2017
					Net of tax
		Before		Non-	and non-	Basic		Diluted
		tax	Tax	controlling	controlling	earnings		earnings
		$m	$m	interests	interests	per share		per share
	Note	B1.1	B4	$m	$m	cents		cents
Profit for the year		—	—	—	3,080	120.0	¢	119.9	¢
Loss for the year from discontinued operations	D2	—	—	—	(1,333)	(52.0)	¢	(52.0)	¢
Profit for the year from continuing operations		2,588	(840)	(1)	1,747	68.0	¢	67.9	¢
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	1,994	(736)	—	1,258	49.0	¢	49.0	¢
Amortisation of acquisition accounting adjustments		82	(26)	—	56	2.2	¢	2.2	¢
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income		(78)	—	—	(78)	(3.0)	¢	(3.0)	¢
Gain (loss) on disposal of businesses and corporate transactions	D1.1	(208)	106	—	(102)	(4.0)	¢	(4.0)	¢
Impact of US tax reform		—	574	—	574	22.4	¢	22.4	¢
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		4,378	(922)	(1)	3,455	134.6	¢	134.5	¢

Summary of weighted average number of shares for calculating earnings per share

	Number of shares (in millions)
Weighted average number of shares* for calculation of :	2019	2018	2017

Basic earnings per share	2,587	2,575	2,567
Shares under option at end of year	4	5	6
Shares that would have been issued at fair value on assumed option price	(4)	(4)	(5)
Diluted earnings per share	2,587	2,576	2,568

* Excluding those held in employee share trusts and consolidated investment funds.